Note 11 - Stock Option Plans (Details) (USD $)	6 Months Ended	12 Months Ended			42 Months Ended					12 Months Ended				20 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	20 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		20 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Aug. 25, 2013	May 31, 2013	Jul. 12, 2010	Dec. 31, 2013 Non-vested Stock Options, Restricted Stock and Restricted Stock Units [Member] Combined Equity Incentive Plans [Member]	Dec. 31, 2013 Non-vested Stock Options, Restricted Stock and Restricted Stock Units [Member] Combined Equity Incentive Plans [Member] Weighted-average remaining service period (Member)	Dec. 31, 2009 Scenario i (Member) 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2009 Scenario ii (Member) 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Employee Stock Option [Member] Immune Pharmaceuticals Ltd. [Member]	Dec. 31, 2013 Employee Stock Option [Member] Combined Equity Incentive Plans [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Sep. 30, 2005 Maximum Maturity (Member) 2005 Equity Incentive Plan [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member]	Dec. 31, 2013 Immune Pharmaceuticals Ltd. [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Minimum [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Maximum [Member]	Dec. 31, 2013 Immune Ltd Plan [Member] Former Officer [Member]	Sep. 30, 2013 Immune Ltd Plan [Member]	Dec. 31, 2013 Immune Ltd Plan [Member]	Dec. 31, 2013 Immune Ltd Plan [Member]	Dec. 31, 2013 Immune Ltd Plan [Member] Minimum [Member]	Dec. 31, 2013 Immune Ltd Plan [Member] Maximum [Member]	Aug. 25, 2013 2005 Equity Incentive Plan [Member] Options Assumed in Merger [Member]	Sep. 30, 2005 2005 Equity Incentive Plan [Member]	Dec. 31, 2013 Combined Equity Incentive Plans [Member]	Dec. 31, 2012 Combined Equity Incentive Plans [Member]	Dec. 31, 2013 Combined Equity Incentive Plans [Member]	Dec. 31, 2013 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Note 11 - Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																							4,500,000	4,500,000				13,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																							(4,036,576)	4,036,576
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)		528,958	115,000																			345,000
Allocated Share-based Compensation Expense																					$ 200,000								$ 3,300,000	$ 4,500,000	$ 7,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	0		3,775,534	0				0															2,495,591	2,495,591					3,192,849		3,192,849
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee (in Shares)																												1,500,000
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term																10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	790,000	3,890,534	0																							2,635,591		640,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0	$ 1.15	$ 0.33	$ 0																			$ 0.37		$ 0.03	$ 2.00	$ 0.44		$ 2.47				$ 0.61	$ 0.03	$ 1.80	$ 2.00
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures																													2,400,000	6,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									700,000					700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										2 years 9 months				2 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)															$ 2.27
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent											85.00%	85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																																998,043
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						1,041,409	500,000										209,619	1,041,409
		74,000	(16,000)		58,000								700,000
Stock Issued During Period, Shares, New Issues (in Shares)																	702,273
Sale of Stock, Price Per Share (in Dollars per share)																			$ 2.00	$ 2.50
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																	1,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																	2.50
Warrants and Rights Outstanding																	100,000
Fair Value Assumptions, Expected Volatility Rate																	76.80%
Fair Value Assumptions, Risk Free Interest Rate																			0.30%	0.40%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)																	$ 0
Fair Value Assumptions, Expected Term																	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			12 months
Other Liabilities, Current			$ 150,000